Average Annual Total Returns - EquityCompass Tactical Risk Manager ETF	EquityCompass Tactical Risk Manager ETF 1 Year	EquityCompass Tactical Risk Manager ETF Since Inception	EquityCompass Tactical Risk Manager ETF Inception Date	EquityCompass Tactical Risk Manager ETF After tax on distributions 1 Year	EquityCompass Tactical Risk Manager ETF After tax on distributions Since Inception	EquityCompass Tactical Risk Manager ETF After tax on distributions and sale of fund shares 1 Year	EquityCompass Tactical Risk Manager ETF After tax on distributions and sale of fund shares Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Hedge Fund Research HFRI Equity Hedge Index (reflects no deduction for fees, expenses or taxes) 1 Year		Hedge Fund Research HFRI Equity Hedge Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(3.03%)	(0.17%)	Apr. 10, 2017	(3.81%)	(0.82%)	(1.82%)	(0.40%)	31.49%	14.50%	13.71%	[1]	5.41%	[1]

[1]	Cumulative total return for the period April 30, 2017 through December 31, 2019. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.